SUMMARY OF UNUSED TAX LOSSES FOR WHICH NO DEFERRED TAX ASSETS HAVE BEEN RECOGNIZED (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Unused tax losses	$ (29,195,914)	$ (9,982,291)
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Unused tax losses	$ (6,338,526)	$ (2,050,255)